Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 98.6%
Argentina 0.1%
Corp. America Airports SA* (a) (Cost $7,175,865)	423,330	783,161
Australia 2.8%
Sydney Airport (Units)	1,682,908	5,777,833
Transurban Group (Units)	3,651,975	26,919,099
(Cost $45,494,956)		32,696,932
Canada 11.8%
Enbridge, Inc.	1,412,476	41,130,723
Hydro One Ltd. 144A	516,507	9,300,283
Keyera Corp. (a)	21,002	195,201
TC Energy Corp. (a)	1,959,225	87,081,307
(Cost $134,664,631)		137,707,514
China 4.6%
China Tower Corp., Ltd. "H", 144A	123,820,000	27,776,327
ENN Energy Holdings Ltd.	2,620,509	25,273,200
(Cost $45,282,597)		53,049,527
Denmark 1.2%
Orsted AS 144A (Cost $8,671,571)	145,108	14,169,429
France 3.6%
Aeroports de Paris	22,117	2,129,078
Getlink SE	1,034,506	12,500,799
VINCI SA	335,731	27,785,892
(Cost $44,362,372)		42,415,769
Italy 1.4%
Terna Rete Elettrica Nazionale SpA (Cost $15,246,434)	2,656,227	16,866,525
Japan 1.6%
Japan Airport Terminal Co., Ltd. (a)	153,500	5,925,688
Tokyo Gas Co., Ltd.	514,800	12,224,206
(Cost $18,947,939)		18,149,894
Luxembourg 0.3%
SES SA (Cost $11,258,670)	610,405	3,575,397
Mexico 0.3%
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Cost $3,159,868)	63,196	3,408,792
Netherlands 2.5%
Koninklijke Vopak NV (Cost $25,934,471)	557,180	28,694,122
New Zealand 0.5%
Auckland International Airport Ltd. (Cost $8,431,554)	1,868,097	5,498,548
Spain 7.7%
Aena SME SA 144A	44,004	4,810,458
Cellnex Telecom SA 144A	927,305	42,244,137
Ferrovial SA	1,799,178	43,161,264
(Cost $56,399,970)		90,215,859
United Kingdom 9.1%
National Grid PLC	6,445,678	75,399,592
Severn Trent PLC	1,100,958	31,135,135
(Cost $102,003,438)		106,534,727
United States 51.1%
American Tower Corp. (REIT)	488,027	106,267,879
American Water Works Co., Inc.	165,812	19,824,483
Atmos Energy Corp.	154,274	15,308,609
CenterPoint Energy, Inc.	1,273,539	19,676,178
Cheniere Energy, Inc.*	1,027,119	34,408,486
Consolidated Edison, Inc.	196,004	15,288,312
Crown Castle International Corp. (REIT)	840,309	121,340,620
Edison International	576,263	31,573,450
Eversource Energy	656,425	51,338,999
FirstEnergy Corp.	694,234	27,817,956
NiSource, Inc.	1,483,012	37,030,810
SBA Communications Corp. (REIT)	22,841	6,166,385
Sempra Energy	604,296	68,279,405
Targa Resources Corp.	279,742	1,933,017
Williams Companies, Inc.	2,772,689	39,233,549
(Cost $466,452,441)		595,488,138
Total Common Stocks (Cost $993,486,777)		1,149,254,334
Master Limited Partnership 0.2%
United States
Enterprise Products Partners LP (Cost $3,530,747)	122,620	1,753,466
Total Master Limited Partnerships (Cost $3,530,747)		1,753,466
Infrastructure Investment Trusts 0.1%
India
IRB InvIT Fund (Units), 144A (Cost $7,278,435)	4,815,000	1,629,009
Infrastructure Investment Trusts (Cost $7,278,435)		1,629,009
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (b) (c) (Cost $23,465,160)	23,465,160	23,465,160
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.32% (b) (Cost $13,654,959)	13,654,959	13,654,959
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,041,416,078)	102.1	1,189,756,928
Other Assets and Liabilities, Net	(2.1)	(24,131,774)
Net Assets	100.0	1,165,625,154

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (b) (c)
91,679,156	—	68,213,996 (d)	—	—	24,290	—	23,465,160	23,465,160
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.32% (b)
—	79,418,254	65,763,295	—	—	19,965	—	13,654,959	13,654,959
91,679,156	79,418,254	133,977,291	—	—	44,255	—	37,120,119	37,120,119

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $24,018,717, which is 2.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2020 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Utilities	470,506,572	41%
Energy	234,429,871	20%
Real Estate	233,774,884	20%
Industrials	140,329,621	12%
Communication Services	73,595,861	7%
Total	1,152,636,809	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$783,161	$—	$—	$783,161
Australia	—	32,696,932	—	32,696,932
Canada	137,707,514	—	—	137,707,514
China	—	53,049,527	—	53,049,527
Denmark	—	14,169,429	—	14,169,429
France	—	42,415,769	—	42,415,769
Italy	—	16,866,525	—	16,866,525
Japan	—	18,149,894	—	18,149,894
Luxembourg	—	3,575,397	—	3,575,397
Mexico	3,408,792	—	—	3,408,792
Netherlands	—	28,694,122	—	28,694,122
New Zealand	—	5,498,548	—	5,498,548
Spain	—	90,215,859	—	90,215,859
United Kingdom	—	106,534,727	—	106,534,727
United States	595,488,138	—	—	595,488,138
Master Limited Partnership	1,753,466	—	—	1,753,466
Infrastructure Investment Trusts	—	1,629,009	—	1,629,009
Short-Term Investments (e)	37,120,119	—	—	37,120,119
Total	$776,261,190	$413,495,738	$—	$1,189,756,928

(e)	See Investment Portfolio for additional detailed categorizations.